BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of contingent consideration (Details 2) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Jun. 04, 2012 Apex	Dec. 31, 2012 Fair Value Measurements Level 3	Dec. 31, 2012 Fair Value Measurements Level 3 Apex	Dec. 31, 2012 Fair Value Measurements Level 3 Illume Mobile
Liabilities
Balance at beginning	$ 3,361
Earn-out			1,033	107
Apex bonus consideration			153
Changes in fair value
Effect of currency translation		53
Balance at ending	$ 3,361	$ 1,346